[AMERICAN GENERAL LIFE INSURANCE COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

May 1, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Variable Separate Account ("Registrant")
      American General Life Insurance Company ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
      (Central Index Key 0000729522)

FILE NUMBER    PRODUCT NAME
333-185762     Polaris Platinum III
333-185778     Polaris Preferred Solution
333-185780     Polaris Advantage II / Polaris Advantage II (Wirehouse)
333-185784     Polaris Choice IV
333-185787     Polaris Retirement Protector
333-185775     Polaris Platinum II
333-185791     Polaris II Platinum Series
333-185840     Polaris Choice III
333-185797     American Pathway II
333-185798     Polaris
333-185799     Polaris II
333-185838     Polaris Platinum II
333-185800     Polaris II Platinum Series
333-185837     Polaris Choice II / Polaris Choice III


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,

/S/ Lucia Williams

Lucia Williams
Supervising Director, Variable Product Regulation